PRIVATE PLACEMENT (Details) - Tailwind Acquisition Corp. - Private Placement - USD ($)		12 Months Ended
	Sep. 09, 2020	Dec. 31, 2021
Number of warrants issued	9,700,000
Aggregate proceeds from issuance of warrants	$ 9,700,000
Sponsor
Number of warrants issued	9,700,000	9,700,000
Price of warrants (in dollars per share)	$ 1	$ 1
Aggregate proceeds from issuance of warrants	$ 9,700,000	$ 9,700,000
Number of shares issuable per warrant (in shares)	1	1
Exercise price of warrants (in dollars per share)	$ 11.5	$ 11.5